Morgan, Lewis & Bockius LLP
  1111 Pennsylvania Avenue NW
  Washington, DC  20004

  February 5, 2009

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re: The Advisors' Inner Circle Fund II: Post-Effective Amendment No. 83 (FILE NOS. 033-50718 AND 811-07102) FILING PURSUANT TO RULE 485(A)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, and the Investment Company Act of 1940, Post-Effective Amendment No. 83 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto (PEA No.
83). The purpose of PEA No. 83 is to introduce four new series to the Trust: the NorthPointe Small Cap Growth Fund, NorthPointe Small Cap Value Fund, NorthPointe Value Opportunities Fund, and NorthPointe Micro Cap Equity Fund.

If you have any questions regarding PEA No. 84, please do not hesitate to contact me at (202) 739-5896.


Sincerely,

/s/ CHRISTOPHER D. MENCONI
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Christopher D. Menconi